Deferred Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Share-based Compensation [Abstract]
Summary of amounts related to 2015 cash LTIP

A summary of compensation expense for the 2015 Cash LTIP is presented below:

	Successor	Predecessor
	Period from March 22, 2017 through March 31, 2017	Period from January 1, 2017 through March 21, 2017	Three months ended March 31, 2016
2015 Cash LTIP expense (net of amounts capitalized)	$13	$5	$159
2015 Cash LTIP payments	—	17	42
Amounts related to our 2015 Cash LTIP are presented below:

	For the Year Ended December 31,
	2016	2015
Long-Term Cash Incentive Plan
Amount awarded	$—	$3,297
Expense	1,008	610
Payments	666	—

Rollforward of unvested deferred compensation

A summary of our restricted stock activity for the Predecessor period in 2017 is presented below:

	Time Vested			Performance Vested
	Weighted average grant date fair value	Restricted shares	Vest date fair value	Weighted average grant date fair value	Restricted shares
	($ per share)			($ per share)
Unvested and outstanding at January 1, 2017—Predecessor	$790.91	6,667		$277.33	21,475
Granted	$—	—		$—	—
Vested	$812.91	(2,602)	$—	$—	—
Forfeited	$785.70	(468)		$195.75	(986)
Cancelled	$775.66	(3,597)		$281.26	(20,489)

Unvested and outstanding at March 21, 2017—Predecessor	$—	—		$—	—

A summary of our phantom stock and RSU activity during the three years ended December 31, 2016 is presented in the following table:

	Phantom Plan			RSU Plan
	Weighted average grant date fair value	Phantom shares	Vest date fair value	Weighted average grant date fair value	Restricted Stock Units	Vest date fair value
	(per share)			(per share)
Unvested and outstanding at January 1, 2014	$17.01	53,162		$13.53	325,297
Granted	$—	—		$8.52	504,752
Vested	$12.61	(22,041)	$212	$13.96	(118,400)	$1,094
Forfeited	$19.95	(7,942)		$9.85	(142,489)

Unvested and outstanding at December 31, 2014	$20.18	23,179		$9.91	569,160
Granted	$—	—		$14.88	59,571
Vested	$24.48	(6,456)	$25	$10.73	(216,941)	$855
Forfeited	$18.33	(6,104)		$9.56	(141,904)

Unvested and outstanding at December 31, 2015	$18.62	10,619		$10.53	269,886
Granted	$—	—		$—	—
Vested	$18.39	(9,729)	$—	$9.01	(140,818)	$—
Forfeited	$21.09	(890)		$8.23	(30,472)

Unvested and outstanding at December 31, 2016		—		$7.18	98,596

A summary of our Time and Performance award activity during the three years ended December 31, 2016 is presented in the following table:

	Time Vested			Performance Vested
	Weighted average grant date fair value	Restricted shares	Vest date fair value	Weighted average grant date fair value	Restricted shares
	($ per share)			($ per share)
Unvested and outstanding at January 1, 2014	$634.67	19,246		$307.45	46,701
Granted	$818.50	5,245		$204.90	10,033
Vested	$643.55	(4,951)	$4,118	$—	—
Forfeited	$631.54	(3,045)		$264.54	(8,452)
Modified	$969.00	9,339		$296.69	(9,339)

Unvested and outstanding at December 31, 2014	$791.52	25,834		$292.92	38,943
Granted	$533.80	610		$113.90	599
Vested	$775.17	(8,468)	$4,497	$—	—
Forfeited	$774.21	(3,997)		$323.53	(11,094)

Unvested and outstanding at December 31, 2015	$795.13	13,979		$278.97	28,448
Granted		—			—
Vested	$798.85	(5,279)	$93	$—	—
Forfeited	$799.30	(2,033)		$283.99	(6,973)

Unvested and outstanding at December 31, 2016	$790.91	6,667		$277.33	21,475

Stock-based compensation cost

We recognized stock-based compensation expense as follows for the periods indicated:

	Successor	Predecessor
	Period from March 22, 2017 through March 31, 2017	Period from January 1, 2017 through March 21, 2017	Three months ended March 31, 2016
Stock-based compensation cost (credit)	$—	$194	$(898)
Less: stock-based compensation cost capitalized	—	(39)	(124)

Stock-based compensation expense (credit)	$—	$155	$(1,022)

Payments for stock-based compensation	$—	$—	$49

We recognized stock-based compensation expense as follows for the years ended December 31:

	2016	2015	2014
Stock-based compensation cost	$(6,196)	$(2,169)	$6,235
Less: stock-based compensation cost capitalized	958	229	(2,346)

Stock-based compensation (credit) expense	$(5,238)	$(1,940)	$3,889

Recognized tax (expense) benefit associated with stock-based compensation	$—	$(229)	$1,452

Return on investment targets for Performance Vested shares

Effective January 1, 2013, we amended and restated the Performance Vested awards to reflect that: (i) those shares which would vest if CCMP receives net cash proceeds from a Transaction that yields a return of at least 400% per share, or 20% of the Performance Vested awards then outstanding, were removed from the initial Performance Vested awards and an equal number of Time Vested shares were granted effective as of January 1, 2013; and (ii) the remaining number of Performance Vested shares outstanding were reallocated among five targets for vesting. Effective October 1, 2014, we terminated all outstanding grants of Performance Vested awards and issued new grants of Performance Vested awards to reflect that (i) a certain number of shares which would vest if CCMP receives net proceeds from a Transaction that yields a return of at least 350% per share were removed from the initial Performance Vested awards and an equal amount were granted effective as of October 1, 2014, as Time Vested awards; and (ii) the remaining number of shares subject to the previous Performance Vested awards were reallocated among three targets for vesting. These vesting targets will apply for any new grants of Performance Vested awards. As a result of these modifications, vesting requirements for all remaining Performance Vested awards are set at the following levels:

Return on investment target	Shares vested
175% per share	33% of shares multiplied by the Vesting Fraction
200% per share	33% of shares multiplied by the Vesting Fraction
250% per share	34% of shares multiplied by the Vesting Fraction

Assumptions used in valuation of Performance Vested awards

The Monte Carlo simulation method was used to value the Performance Vested awards. A Monte Carlo simulation allows for the analysis of a complex security through statistical measures applied to a model that is simulated thousands of times to build distributions of potential outcomes. The variables and assumptions used in this calculation were as follows:

	2015			2014
Risk free interest rate	0.71%	to	1.44%	0.25%	to	1.48%
Expected volatility	71%	to	81%	52%	to	56%
Expected life			3 years			4 years
Expected dividends			$—			$—